UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Address of principal executive offices) (Zip code)

Reed Keller

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 855-784-2399

Date of fiscal year end: March 31

Date of reporting period: October 5, 2011 - March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

BPV Family of Funds	Shareholder Letter
March 31, 2012 (Unaudited)

Dear Shareholder,

We appreciate the trust you have placed in BPV Family of Funds. As Trust President, I am also a shareholder. Like you, I seek investment solutions that meet my needs in an increasingly complicated world.

The BPV Family of Funds is committed to achieving targeted, real returns while seeking to actively manage both market risk and systemic risk. BPV adheres to principles of risk management that include nontraditional methods of portfolio diversification, active management and structured hedging. We believe that these principles, though not widely or consistently practiced by traditional mutual funds, may help reduce the variability of investor returns and potentially shield investor principal against losses, particularly substantial or unrecoverable losses. In other words, BPV Funds avoid the impulse to chase peak returns in volatile, frothy markets.

News arises from the financial markets each day. In our view, most of it is simply Wall Street hype. Our advice is to ignore the hype. At BPV, we try to answer one single question all day long every day: “How can we achieve the target return we seek while minimizing the amount of risk we take?” Actions implemented by the Funds’ Portfolio Manager, on behalf of our mutual fund investors, are designed to achieve targeted returns with minimum risk exposure to invested capital. Accomplishing this task is not guaranteed. It is our view, however, that an investment strategy that takes risk seriously (i.e., a strategy that objectively measures and actively manages risk exposure) will produce more consistent and higher long-term returns per unit of acceptable investor risk. This is thoughtful, consistent, disciplined investing.

With consistency of targeted returns as our stated goal, the BPV Family of Funds is committed to the following principles: (i) diversification across non-correlated asset classes, (ii) active portfolio management based on consistent monitoring of key macroeconomic indicators, and (iii) structured hedging against risk.

Performance: The BPV Core Diversification Fund (BPVDX) and the BPV Wealth Preservation Fund (BPVPX) were in line with their targeted returns for the fiscal year ending March 31, 2012. The BPV Core Diversification Fund was up 4.07% for the period from 10/5/2011, the Fund’s inception date, to 3/31/12. For the same period, the S&P 500 index was up 24.48%, the DJUBS Commodity Index was up 1.09% and the 10+Year Treasury Index was down -4.39%. BPVDX seeks long-term capital appreciation. We seek this objective while also striving to offer returns that have a low correlation to traditional investment strategies, thus serving as a potential hedge against the concentration and duplication risks associated with traditional stock-picking and bond-picking alternatives.

The BPV Wealth Preservation Fund was up 1.83% for the period from 10/5/2011, the Fund’s inception date, to 3/31/12. For the same period, the US Treasury 1-3 Year Index was up 0.13%. BPVPX seeks to simultaneously protect principal while generating stable, predictable capital appreciation. The Fund invests in equity and/or fixed income securities that generate dividends or interest income while hedging to achieve structured downside protection for the “long” positions. BPVPX seeks returns that exceed returns from money funds and bank certificates of deposit.

One might say that our world-view is much like the advice that a prizefighter receives upon entry to the boxing ring: “Keep your hands up and protect yourself at all times!” We believe the world in general, and moreover, the world financial markets, have become dramatically less predictable.

Annual | March 31, 2012	1

BPV Family of Funds	Shareholder Letter
March 31, 2012 (Unaudited)

Surges of equity appreciation are periodically stunted by new financial headwinds or worrisome geopolitical events. The corresponding uncertainty creates a challenge for investors. In our opinion, the investor challenge is significantly more complicated than the time-worn Wall Street homilies of “staying the course” and “stocks for the long term” might seem to suggest. Indeed, at times like these, we believe it’s best to heed the referee’s advice to the prizefighter!

BPV Family of Funds started as a Family Office and retains that character and attitude today. As an investor in BPV funds, you have become part of that extended family. As stewards of the BPV funds, we do our very best to safeguard the family.

If you should have comments or questions, please do not hesitate to contact me. Please also visit us on the web at www.bpvfunds.com.

Sincerely,

Reed A. Keller

Trust President & Funds Managing Partner

The statements and opinions expressed are those of the Trust President and Funds Managing Partner and are as of the date of this report.

Diversification does not eliminate the risk of experiencing investment losses.

Past performance is no guarantee of future results.

2	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Performance Update
March 31, 2012 (Unaudited)

Performance for the period ended March 31, 2012

	1 Month	3 Month	Since Inception**
BPV Core Diversification Fund	-0.86%	3.28%	4.07%
S&P 500® Index	3.29%	12.59%	24.48%
10+ Year Treasury Index	-3.62%	-5.56%	-4.39%
DJUBS Commodity Index	-4.14%	0.88%	1.09%
Total Expense Ratio	1.51%*

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

10+ Year Treasury Index - The 10+ Year Treasury Index is represented by the Bank of America Merrill Lynch 10+ Year Treasury Index; a subset of the Bank of America Merrill Lynch Treasury Master Index. The index measure the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million.

DJ-UBS Commodity Index - A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector.

An investor may not invest directly in an index.

* The Fund has a 1% expense ratio cap for all fees except those generated by underlying securities.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

** Fund Inception date of 10/5/11

Growth of $10,000 Chart (10/5/11 through 3/31/12)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equities/Global	32.62%
Fixed Income/Treasuries	32.88%
Alternatives/Commodities	17.51%
Short Term and Other Assets in Excess of Liabilities	16.99%

 ^Holdings are subject to change.

Annual | March 31, 2012	3

BPV Wealth Preservation Fund	Performance Update
March 31, 2012 (Unaudited)

Performance for the period ended March 31, 2012

	1 Month	3 Month	Since Inception**
BPV Wealth Preservation Fund	0.40%	1.60%	1.83%
US Treasury 1-3 Year Index	-0.09%	-0.09%	0.13%
Total Expense Ratio	1.37%*

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

US Treasury 1-3 Year Index - The US Treasury 1-3 Year Index is represented by the Bank of America Merrill Lynch 1-3 Year Treasury Index; an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc.

An investor may not invest directly in an index.

* The Fund has a 1% expense ratio cap for all fees except those generated by underlying securities.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

** Fund Inception date of 10/5/11

Growth of $10,000 Chart (10/5/11 through 3/31/12)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equities/Global	91.63%
Written Options	-15.52%
Short Term and Other Assets in Excess of Liabilities	23.89%

^Holdings are subject to change.

4	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Disclosure of Fund Expenses
March 31, 2012 (Unaudited)

As a shareholder of the BPV Funds (the “Funds”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 5, 2011 and held until March 31, 2012.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Net Expense Ratio(a)	Expense Paid During Period 10/1/11 - 3/31/12(b)
BPV Core Diversification Fund(c)
Actual Fund Return	$1,000.00	$1,040.70	1.00%	$4.96
Hypothetical Fund Return
(5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05
BPV Wealth Preservation Fund(c)
Actual Fund Return	$1,000.00	$1,018.30	1.00%	$4.91
Hypothetical Fund Return
(5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

(a)	The Funds’ expense ratios have been annualized based on the period from Funds’ inception date of October 5, 2011 through March 31, 2012.
(b)

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366.

(c)	The BPV Core Diversification Fund and the BPV Wealth Preservation Fund began operations on October 5, 2011.

Annual | March 31, 2012	5

BPV Core Diversification Fund	Portfolio of Investments
March 31, 2012

		Shares	Value
Exchange Traded Funds - 83.01%
Common Equity - 32.62%
iShares® MSCI EAFE Index Fund		30,510	$1,674,999
iShares® MSCI Emerging Markets Index Fund		38,885	1,669,722
iShares® Russell 2000 Index Fund		30,115	2,495,027
SPDR® S&P 500® ETF Trust		41,875	5,892,650

Total Common Equity			11,732,398

Other and Alternative Assets - 17.51%
PowerShares® DB Agriculture Fund(a)		59,515	1,672,372
PowerShares® DB Base Metals Fund(a)		82,460	1,656,621
SPDR® Gold Shares(a)		10,290	1,668,421
United States Oil Fund LP(a)		33,175	1,301,455

Total Other and Alternative Assets			6,298,869

U.S. Government & Agency Obligations - 32.88%
iShares® Barclays 20+ Year Treasury Bond Fund		28,480	3,195,456
iShares® Barclays 7-10 Year Treasury Bond Fund		31,190	3,221,303

iShares® Barclays TIPS Bond Fund		46,005	5,412,488

Total U.S. Government & Agency Obligations			11,829,247

Total Exchange Traded Funds (Cost $29,114,174)			29,860,514

	7-Day Yield	Shares	Value
Short Term Security - 16.91%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	0.00004%	6,081,791	6,081,791

Total Short Term Security (Cost $6,081,791)			6,081,791

Total Investments - 99.92% (Total cost $35,195,965)			35,942,305

Other Assets in Excess of Liabilities - 0.08%			27,280

Net Assets - 100.00%			$35,969,585

(a)	Non-income producing security.

See Notes to Financial Statements.

6	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Portfolio of Investments
March 31, 2012

		Shares	Value
Exchange Traded Funds - 91.63%
Common Equity - 91.63%
SPDR® S&P 500® ETF Trust(a)		60,000	$8,443,200

Total Exchange Traded Funds (Cost $7,719,944)			8,443,200

	7-Day Yield	Shares	Value
Short Term Security - 14.74%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	0.00004%	1,358,767	1,358,767

Total Short Term Security (Cost $1,358,767)			1,358,767

Total Investments - 106.37%
(Total cost $9,078,711)			9,801,967

Liabilities in Excess of Other Assets - (6.37)%			(587,558)(b)

Net Assets - 100.00%			$9,214,409

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
SPDR® S&P 500® ETF Trust:
	06/2012	$115.00	(35)	$(91,998)
	06/2012	120.00	(100)	(215,000)
	09/2012	115.00	(220)	(593,890)
	09/2012	120.00	(200)	(448,200)
	09/2012	125.00	(45)	(81,202)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $1,237,452)				$(1,430,290)

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Includes cash which is being held as collateral for written options contracts.

See Notes to Financial Statements.

Annual | March 31, 2012	7

BPV Family of Funds	Statements of Assests and Liabilities
March 31, 2012

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
ASSETS:
Investments, at value (Cost, see below)	$35,942,305	$9,801,967
Cash	–	3,851
Deposit with broker for written options contracts	–	806,254
Receivable due from advisor	9,207	–
Deferred offering cost	31,920	31,705
Dividends and interest receivable	25,522	34,071
Prepaid and other assets	9,054	4,437
Total Assets	36,018,008	10,682,285
LIABILITIES:
Options written, at value (premiums received $0 and $1,237,452)	–	1,430,290
Payable to investment advisor	–	5,293
Payable to administrator	7,190	1,971
Payable to trustees	6,957	2,043
Payable to chief compliance officer	2,419	2,419
Payable to principal financial officer	483	483
Other payables	31,374	25,377
Total Liabilities	48,423	1,467,876
Net Assets	$35,969,585	$9,214,409

NET ASSETS CONSIST OF:
Common Stock	$3,463	$908
Paid-in capital	35,210,222	9,095,610
Accumulated net investment income	–	18,671
Accumulated net realized gain/(loss) on investments and option contracts	9,560	(431,198)
Net unrealized appreciation on investments and option contracts	746,340	530,418
Net Assets	$35,969,585	$9,214,409

Investments, at Cost	$35,195,965	$9,078,711

PRICING OF SHARES:
Net Assets	$35,969,585	$9,214,409
Shares of common stock outstanding (unlimited number of shares authorized, par value of $0.001 per share)	3,462,581	908,092
Net assets value, offering and redemption price per share	$10.39	$10.15

See Notes to Financial Statements.
8	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Operations
For the Period October 5, 2011( Inception) to March 31, 2012

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
INVESTMENT INCOME:
Dividends	$114,015	$57,175
Interest	161	89
Total Investment Income	114,176	57,264
EXPENSES:
Investment advisor fees	69,403	18,974
Administration fees	63,983	19,007
Transfer agent fees	29,555	18,319
Custodian fees	2,674	1,118
Legal fees	35,453	8,235
Audit fees	18,700	18,700
Trustees’ fees and expenses	20,951	6,143
Report to shareholder and printing fees	4,000	3,246
Chief compliance officer fees	12,499	12,499
Principal financial officer fee	2,499	2,499
Offering costs	23,074	23,089
Insurance	13,450	3,174
Other	4,361	2,218
Total expenses before waiver	300,602	137,221
Less fees waived/reimbursed by:
Investment advisor	(177,165)	(102,530)
Administrator	(30,900)	(9,392)
Net Expenses	92,537	25,299
Net Investment Income	21,639	31,965
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:	755,073	99,220
Net realized gain on investments	8,733	–
Net realized loss on option contracts	–	(431,198)
Net change in unrealized appreciation on investments	746,340	723,256
Net change in unrealized depreciation on option contracts	–	(192,838)
Net Realized and Unrealized Gain on Investments	755,073	99,220
Net Increase in Net Assets Resulting from Operations	$776,712	$131,185

See Notes to Financial Statements.
Annual | March 31, 2012	9

BPV Family of Funds	Statements of Changes in Net Assets

	BPV Core Diversification Fund For the Period October 5, 2011 (Inception) to March 31, 2012	BPV Wealth Preservation Fund For the Period October 5, 2011 (Inception) to March 31, 2012
OPERATIONS:
Net investment income	$21,639	$31,965
Net realized gain on investments	8,733	–
Net realized loss on option contracts	–	(431,198)
Net change in unrealized appreciation on investments and option contracts	746,340	530,418
Net Increase in net assets resulting from operations	776,712	131,185
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,216)	(18,801)
From net realized gain on investments	(2,017)	–
Decrease in net assets from distributions to shareholders	(32,233)	(18,801)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	35,414,768	9,162,297
Shares issued in reinvestment of distributions	32,294	18,801
Cost of shares redeemed, net of redemption fees	(296,956)	(104,073)
Net increase from capital share transactions	35,150,106	9,077,025
Net increase in net assets	35,894,585	9,189,409
NET ASSETS:
Beginning of period	75,000	25,000
End of period*	$35,969,585	$9,214,409

*Includes accumulated net investment income of:	$–	$18,671

OTHER INFORMATION SHARE TRANSACTIONS:
Beginning Shares	7,500	2,500
Shares sold	3,480,829	914,020
Shares issued in reinvestment of dividends	3,210	1,878
Shares redeemed	(28,958)	(10,306)
Net increase in shares outstanding	3,462,581	908,092

See Notes to Financial Statements.
10	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Financial Highlights
For a share outstanding throughout the period presented

	For the Period October 5, 2011 (inception) to March 31, 2012
NET ASSET VALUE-BEGINNING OF PERIOD	$10. 00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01
Net realized and unrealized gain on investments	0.40
Total income from investment operations	0.41

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0. 02)
From net realized gain on investments	(0.00)	(b)
Total distributions	(0. 02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)
Net increase in net asset value	0.39
NET ASSET VALUE - END OF PERIOD	$10. 39

TOTAL RETURN(c)	4 .07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$35,970
Ratios to average net assets:
Total expenses before reimbursements	3.25%	(d)
Net expenses after reimbursements	1.00%	(d)
Net investment income after reimbursements	0.23%	(d)
Portfolio turnover rate(e)	2%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
Annual | March 31, 2012	11

BPV Wealth Preservation Fund	Financial Highlights
For a share outstanding throughout the period presented

For the Period October 5, 2011 (inception) to March 31, 2012
NET ASSET VALUE - BEGINNING OF PERIOD	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0. 06
Net realized and unrealized gain on investments	0. 12
Total income from investment operations	0. 18

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0. 03)
Total distributions	(0. 03)
Net increase in net asset value	0. 15
NET ASSET VALUE - END OF PERIOD	$10.15

TOTAL RETURN(b)	1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$9,214
Ratios to average net assets:
Total expenses before reimbursements	5.42%(c)
Net expenses after reimbursements	1.00%(c)
Net investment income after reimbursements	1.26%(c)
Portfolio turnover rate(d)	0%

(a)	Calculated using the average shares method.
(b)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

12	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
March 31, 2012

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), is a newly organized open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation and the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation. Each Fund currently offers one class of shares. The Trust permits the Board of Trustees (“Trustees”) to create additional funds and share classes.

As newly organized entities, the Funds have little operating history. The Funds did not have any operations before October 5, 2011, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 7,500 and 2,500 shares for BPV Core Diversification Fund and the BPV Wealth Preservation Fund, respectively, to BPV Wealth Management, LLC.

BPV Wealth Management, LLC a Delaware limited liability company, serves as the investment adviser for each Fund. Effective March 29, 2012, BPV Wealth Management, LLC changed its name to BPV Capital Management, LLC (the “Adviser”). The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and ask price. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the mean of the bid and ask price. If no quotations are available, the options will be fair valued as determined in good faith by or under the direction of the Trustees. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service, one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Annual | March 31, 2012	13

BPV Family of Funds	Notes to Financial Statements
March 31, 2012

Investment Income— Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2012:

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BPV Family of Funds	Notes to Financial Statements
March 31, 2012

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,860,514	$–	$–	$29,860,514
Short Term Security	6,081,791	–	–	6,081,791
Total	$35,942,305	$–	$–	$35,942,305

BPV Wealth Preservation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,443,200	$–	$–	$8,443,200
Short Term Security	1,358,767	–	–	1,358,767
Total	$9,801,967	$–	$–	$9,801,967

Other Financial Instruments
Liabilities
Written Call Options	$(1,430,290)	$–	$–	$(1,430,290)
Total	$(1,430,290)	$–	$–	$(1,430,290)

*	See Portfolio of Investments for industry classifications.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

For the period from October 5, 2011 through March 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Financial Instruments — The following discloses the Funds’ use of derivative instruments.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Annual | March 31, 2012	15

BPV Family of Funds	Notes to Financial Statements
March 31, 2012

Risk of Investing in Derivatives — The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of call option contracts written in the BPV Wealth Preservation Fund from October 5, 2011 (inception) to the period ended March 31, 2012 is as follows:

BPV Wealth Preservation Fund

Option Contracts Written for period ended 3/31/12	Option Contracts	Options Premium
Option outstanding at inception 10/05/2011	–	$–
Options Written	900	1,990,880
Options Expired	–	–
Options Closed	(300)	(753,428)
Options Exercised	–	–
Options outstanding at end of period 3/31/2012	600	$1,237,452

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BPV Family of Funds	Notes to Financial Statements
March 31, 2012

The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2012:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
BPV Wealth Preservation Fund
Equity Contracts	N/A	$-	Options written, at value	$1,430,290
Total		$-		$1,430,290

The effect of derivatives instruments on the Statement of Operations for the period ended March 31, 2012:

Risk Exposure	Location of Gain/(Loss) On Derivatives Recognized in Income	Realized Gain/(Loss) On Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized in Income
BPV Wealth Preservation Fund	Net realized loss on option contracts/Net change in unrealized
Equity Contracts	depreciation on option contracts	$(431,198)	$(192,838)
Total		$(431,198)	$(192,838)

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. As of March 31, 2012, $31,920 of offering costs remain to be amortized for the BPV Core Diversification Fund and $31,705 of offering costs remain to be amortized for the BPV Wealth Preservation Fund.

Expenses — The Funds bear expenses incurred specifically on each Funds respective behalf as well as a portion of general Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Funds will deduct a 1.00% redemption proceeds fee on Fund shares held 60 days or less. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Funds to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the period ended March 31, 2012, the BPV Core Diversification Fund had redemption fees of $ 1,109.

Annual | March 31, 2012	17

BPV Family of Funds	Notes to Financial Statements
March 31, 2012

Income Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. During the period ended March 31, 2012, none of the Funds recorded a liability of any uncertain tax positions in the accompanying financial statements.

Each Fund files income tax returns in the U.S. federal jurisdiction, Colorado and Tennessee. The statute of limitations on each Fund’s federal and state tax filings remains open for the period ended March 31, 2012.

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory

Pursuant to the Investment Advisory Agreement with each Fund (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 0.75% of the average daily net assets for each Fund.

The Trust and the Adviser have entered into investment sub-advisory agreements with respect to each Fund with Quintium Advisors LLC (the “Sub-Adviser”). The Sub-Adviser is owned 50% by Northshore. Pursuant to these agreements, the Adviser pays the Sub-Adviser a monthly fee that varies depending on the amount of assets under the Sub-Adviser’s management. If the cumulative net asset value of the Funds is less than $150,000,000, the Sub-Adviser receives a monthly fee equal to the greater of (i) $5,000, or (ii) 25% of the collective fees received by the Adviser from the Funds (net of any fee waivers or reimbursements by the Adviser under the Fund’s expense limitation agreements, if any) (the “Net Advisory Fee”). If the cumulative net asset value of the Funds is $150,000,000 or greater, the Sub-Adviser receives a monthly fee from the Adviser equal to 40% of the Net Advisory Fee.

The Adviser has contractually agreed to waive fees or reimburse expenses with respect to each of the Funds so that the Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Funds will not exceed 1.00% of average daily net assets of each Fund. Any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by each Fund within the first, second, and third twelve month periods following the twelve month period in which any such reimbursement or waiver occurs, if each Fund is able to make the payment without exceeding the 1.00% expense limitation. During the period ended March 31, 2012, expenses were waived/reimbursed in the amounts of $177,165 and $102,530, for the Core Diversification Fund and Wealth Preservation Fund, respectively.

Fund Accounting Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds for a monthly administration fee based on each Fund’s average daily net assets at the following annual rates.

ALPS will be paid fees under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) accrued on a daily basis, and paid on a monthly basis following the

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BPV Family of Funds	Notes to Financial Statements
March 31, 2012

end of the month, based on the greater of (a) an annual total fee of $170,000 from the first to the last, or projected last, day of the then current year of service under the Administration Agreement; or (b) the following basis point fee schedule:

Average Total Net Assets	Basis Points (annualized)
Between $0-$500M	5.0
$500M-$1B	2.5
Above $1B	1.5

ALPS agreed to waive a portion of its fee for the Trust for the first three fiscal quarters as follows:

Quarter Ended	Fee Reduction
December 31, 2011	$25,000
March 31, 2012	$15,000
June 30, 2012	$10,000

The Administrator is also reimbursed by the Funds for certain out of pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

Compliance Services

ALPS provides Chief Compliance Officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Principal Financial Officer

ALPS receives an annual fee of $10,000 for providing Principal Financial Officer (“PFO”) services to the Funds. ALPS is compensated under the PFO Services Agreement.

Distributor

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officer and Trustee Compensation

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $6,000 each year plus $1,500 per Fund per meeting attended in person and $500 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

Annual | March 31, 2012	19

BPV Family of Funds	Notes to Financial Statements
March 31, 2012

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended March 31, 2012. Purchases and proceeds from sales of U.S. Government obligations are included in the totals of Purchases of Securities and Proceeds from Sales of Securities below and also broken out separately for your convenience:

Fund	Purchases of Securities	Proceeds from Sales of Securities
BPV Core Diversification Fund	$29,388,762	$283,320
BPV Wealth Preservation Fund	$7,719,944	$–

There were no purchases of long-term U.S. Government Obligations for either Fund during the period ended March 31, 2012.

5. TAX BASIS INFORMATION

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds Follow ASC 740, “Income Taxes” (“ASC 740”), which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustments to the financial statements to comply with the provisions of ASC 740. The Funds file income tax returns in the U.S. Federal jurisdiction and the state of Colorado and Tennessee. The statute of limitations on the Funds’ federal, Colorado and Tennessee tax returns remains open for the period ended March 31, 2012. To the best of the Funds’ knowledge, no income tax returns are currently under examination.

For the period ended March 31, 2012, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain on Investments
BPV Core Diversification Fund	$(11,421)	$8,577	$2,844
BPV Wealth Preservation Fund	$(5,507)	$5,507	$–

Distributions during the period ended were characterized for tax purposes as follows:

	Distributions from
Fund	For the period ended	Return of Capital	Ordinary Income	Long-Term Capital Gains
BPV Core Diversification Fund	3/31/2012	$–	$32,233	$–
BPV Wealth Preservation Fund	3/31/2012	$–	$18,801	$–

Annual | March 31, 2012	20

BPV Family of Funds	Notes to Financial Statements
March 31, 2012

As of March 31, 2012, the aggregate cost of investments, gross unrealized appreciation (excess of value over tax cost), gross unrealized depreciation (excess of tax cost over value), net depreciation of foreign currency and derivatives, and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net (Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation
BPV Core Diversification Fund	$35,213,767	$1,061,728	$(333,190)	$–	$728,538
BPV Wealth Preservation Fund	$9,078,711	$727,801	$(4,545)	$(192,838)	$530,418

At March 31, 2012, components of distributable earnings were as follows:

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
Undistributed ordinary income	$15,901	$18,671
Net unrealized appreciation on investments	728,538	530,418
Accumulated Capital Gains/(Losses)	11,461	(431,198)
Total distributable earnings	$755,900	$117,891

The difference between book–basis and tax–basis net unrealized appreciation for the BPV Core Diversification Fund is attributable to the investments in partnerships, and grantor trusts (SPDR Gold Trust). Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year. The BPV Wealth Preservation Fund elected to defer to the period ending March 31, 2013, capital losses recognized during the period ended March 31, 2012 in the amount of $431,198.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect risk of loss to be remote.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Annual | March 31, 2012	21

BPV Family of Funds	Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BPV Family of Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BPV Family of Funds (the “Trust”) comprising the BPV Core Diversification Fund and BPV Wealth Preservation Fund as of March 31, 2012, and the related statements of operations and changes in net assets, and the financial highlights for the period October 5, 2011 (Inception) to March 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the BPV Family of Funds as of March 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for the period October 5, 2011 (Inception) to March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

May 25, 2012

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BPV Family of Funds	Additional Information
March 31, 2012 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 855-784-2399, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent fiscal year ending June 30, 2012 will be available without charge upon request by calling toll-free 855- 784-2399, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 855-784-2399. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2011:

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
Dividends Received Deduction	0%	0%
Qualified Dividend Income	0%	0%

In early 2012, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2011 via Form 1099. The Funds will notify shareholders in early 2013 of amounts paid to them by the Funds, if any, during the calendar year 2012.

4. INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Funds and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Funds is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as his resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 855-784-2399. The address of each Trustee and officer, unless otherwise indicated below, is 1290 Broadway Suite 1100, Denver, CO 80203. The Independent Trustees received aggregate compensation of $5,917 during the period ended March 31, 2012 from each Fund for their services to the Funds and Trust. The Interested Trustee and Officers did not receive compensation from the Funds for their services to the Funds and Trust.

Annual | March 31, 2012	23

BPV Family of Funds	Additional Information
March 31, 2012 (Unaudited)

NON-INTERESTED TRUSTEES:
Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Ann O’Connell Year of Birth: 1953	Trustee	Since Inception	Actuary and Principal, Global Human Resources Services Leadership Team, PriceWaterhouseCoopers LLP (2002-2011)	Two	None
Joseph M.O’Donnell Year of Birth: 1946	Trustee	Since Inception	President and CEO, Inmar Inc., a logistics and supply chain software and services company (2008-2009); Chairman and CEO, Artesyn Technologies, Inc., a designer and manufacturer of electronic subsystems (1994-2006).	Two	Comverge, Inc.; Comverse, Inc.; ModusLink Global Solutions
Jan R. Williams Year of Birth: 1941	Trustee	Since Inception	Dean, College of Business Administration, University of Tennessee (2001-present).	Two	None

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BPV Family of Funds	Additional Information
March 31, 2012 (Unaudited)

INTERESTED TRUSTEE:***
Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Reed Keller Year of Birth: 1948	Trustee, President and Secretary	Since Inception	Managing Director for the Adviser (2011 – present), Operating Executive for portfolio companies of private equity firm Welsh, Carson Anderson & Stowe (2002-2010).	Two	None

OFFICERS:
Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Melanie Zimdars Year of Birth: 1976	Chief Compliance Officer	Since Inception	Deputy Chief Compliance Officer with ALPS (Since 2009). Previously, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005.	N/A	N/A

Annual | March 31, 2012	25

BPV Family of Funds	Additional Information
March 31, 2012 (Unaudited)

OFFICERS (continued):
Name, Address and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Kim Storms Year of Birth: 1972	Treasurer	Since Inception	Director of Fund Administration and Senior Vice President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller.	N/A	N/A

*

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

***	The Interested Trustee is an Interested Trustee because he is an employee of the Adviser.

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BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
March 31, 2012 (Unaudited)

The Board of Trustees of the Trust, including the Independent Trustees, unanimously approved the proposed Investment Advisory Agreements (each, an “Advisory Agreement”) between the Trust, on behalf of each Fund, and the Adviser, at a meeting of the Board of Trustees held on September 13, 2011.

In considering each Advisory Agreement, the Board reviewed numerous factors including, without limitation, information about the nature and scope of the services to be provided by the Adviser to each Fund; the proposed compensation terms for the Adviser; the proposed Expense Limitation Agreement; the Adviser’s history and experience; and the effect growth of assets of the Fund would have on the Fund’s advisory fees and expense ratio. To aid it in its review, the Board reviewed various materials including, without limitation, copies of the draft Investment Advisory Agreement and the Expense Limitation Agreement for each Fund; a memorandum from the Adviser to the Board including information about the Adviser, its business, its Form ADV, its experience, its financial status, its personnel, the proposed services to each Fund, and comparative expense ratio information for other mutual funds with strategies similar to each Fund, and other information contained in a Memorandum to the Board from the Adviser (the “Adviser Memo”).

In considering the nature and scope of the services provided by the Adviser, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board also considered that the Trust’s President and Secretary is an employee of the Adviser, and that the President and Secretary would serve without additional compensation. The Board considered the administrative services that the Adviser and its employees would provide to the Fund, and the services already provided by the Adviser related to organizing the Fund. After reviewing the foregoing information, reviewing further information in the Adviser Memo, and discussing the Adviser’s proposed services to the Fund with the Adviser, the Board concluded that the nature and scope of the services would be satisfactory and adequate for the Fund.

The Board also evaluated the investment management experience of the Adviser. In particular, the Adviser described to the Board the Adviser’s experience in wealth management, including its management of separate accounts. The Board discussed with the Adviser the investment objective and strategy for each Fund. The Board considered the Adviser’s capabilities and determined that the Adviser would be an appropriate manager for each Fund.

The Board examined and evaluated the proposed fee arrangements between each Fund and the Adviser under the Investment Advisory Agreements. The Board compared the Funds’ proposed management fee with fees paid to other investment advisers of asset allocation funds and also noted that the proposed management fee for each of the Funds, after giving effect to the Expense Limitation Agreement, is similar to the management fee the Adviser charges its separate accounts. The Board also compared the expense ratios of comparable funds to the Funds’ expense caps through the Expense Limitation Agreements. The Board noted that the Adviser would subsidize the Funds to the extent necessary to meet its obligations under the Expense Limitation Agreements. The Board also considered that, giving effect to the Expense Limitation Agreements, the Funds’ expense ratios are lower than the expense ratio of some other funds that the Board determined to be comparable to the Funds based on the type of fund, the style of investment management and/or the nature of the markets invested in, among other factors. The Board also considered that, giving effect to the Expense Limitation Agreements, was not as low as that of some other funds with certain comparable characteristics, but noted that the funds with lower expense ratios had a large amount of assets. The Board also considered potential benefits for the

Annual | March 31, 2012	27

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
March 31, 2012 (Unaudited)

Adviser in managing the Funds, including promotion of the Adviser’s name, the ability for the Adviser to place small accounts into the Funds, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser’s clients other than the Funds. After comparing the fees under the Investment Advisory Agreements with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds were fair and reasonable and within the range of fee that would have been negotiated in an arms’ length transaction.

Following the approval of the Advisory Agreements, the Board, including the Independent Trustees, also unanimously approved the proposed Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement”) between the Trust, on behalf of each Fund, the Adviser and Quintium Advisors, LLC (the “Sub-Adviser”).

The Board reviewed the proposed Sub-Advisory Agreements, and numerous factors related thereto including, without limitation, information about the nature and scope of the services to be provided by the Sub-Adviser to each Fund; the proposed compensation terms for the Sub-Adviser (noting that the responsibility for compensating the Sub-Adviser was solely the responsibility of the Adviser); and the Sub-Adviser’s history and experience. To aid it in its review, the Board reviewed various materials including, without limitation, copies of the draft Sub-Advisory Agreement for each Fund; a memorandum from the Sub-Adviser to the Board including information about the Sub-Adviser, its business, its Form ADV, its experience, its personnel, its investment strategies and performance, and other information contained in a Memorandum to the Board from the Adviser (the “Sub-Adviser Memo”).

In considering the nature and scope of the services provided by the Sub-Adviser, the Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreements. After reviewing the foregoing information, reviewing further information in the Sub-Adviser Memo, and discussing the Sub-Adviser’s proposed services to the Fund with the Sub-Adviser, the Board concluded that the nature and scope of the services would be satisfactory and adequate for the Fund.

The Board also evaluated the investment management experience of the Sub-Adviser. In particular, the Adviser described to the Board the Sub-Adviser’s experience as portfolio manager for the separate accounts of the Adviser, as well as private investment funds managed by the Sub-Adviser. The Board discussed with the Sub-Adviser the investment objective and strategy for each Fund. The Board considered the Sub-Adviser’s capabilities and determined that the Sub-Adviser would be an appropriate manager for each Fund.

The Board examined and evaluated the proposed fee arrangements between each Fund and the Sub-Adviser under the Sub-Advisory Agreements, and noted that the Sub-Adviser’s proposed compensation for managing the Funds was solely the responsibility of the Adviser, and that the Funds would not be responsible for paying the Sub-Adviser. The Board also considered potential benefits for the Sub-Adviser in managing the Funds, including promotion of the Sub-Adviser’s name and the potential for the Sub-Adviser to generate soft dollars from Fund trades that may benefit the Sub-Adviser’s clients other than the Funds. After considering all of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreements are fair and reasonable and within the range of fee that would have been negotiated in an arms’ length transaction.

28	855-784-2399 | www.bpvfunds.com

Must be accompanied or proceeded by a prospectus.

BPV Family of Funds are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

As of the end of the period covered by this report, BPV Family of Funds (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” serving on its audit committee, Jan Williams. Mr. Williams is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.1

Audit Fees

(a)

For the registrant’s fiscal period October 5, 2011 (inception) through March 31, 2012, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $26,000.

Audit-Related Fees

(b)

For the registrant’s fiscal period October 5, 2011 (inception) through March 31, 2012, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)

For the registrant’s fiscal period October 5, 2011 (inception) through March 31, 2012, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,700.

All Other Fees

(d)

For the registrant’s fiscal period October 5, 2011 (inception) through March 31, 2012, the aggregate fees billed for products and services provided by the principal accountant on behalf of the Funds, other than the services reported in paragraphs (a) through (c) of this Item, were None.

(e)(1)  The registrant’s Audit Committee charter  requires  that the  Audit  Committee to pre-approve any engagement of the outside auditors, including fees and compensation to be paid to the outside auditors, to provide any audit and any non-audit services to the

[1]	The registrant commenced operations on October 5, 2011.

registrant and any non-audit services to the registrant’s investment advisor and to any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, as provided in Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee Chair shall have the authority to grant pre-approval and may delegate this authority to one or more Audit Committee members who are independent Trustees as defined in Section 10A(i) of the Securities and Exchange Act of 1934, as amended. All such delegated pre-approvals shall be reported to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)   The percentage of services  described  in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable
(c)	100%
(d)	Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2012 (or fiscal period October 5, 2011 (inception) through March 31, 2012) were $5,000.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)  Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV FAMILY OF FUNDS

By:	/s/ Reed Keller
Reed Keller
President & Trustee

Date:	June 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Reed Keller
Reed Keller
President & Trustee

Date:	June 6, 2012

By:	/s/ Kim Storms
Kim Storms
Treasurer

Date:	June 6, 2012